Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Joint Ventures
Teekay LNG's share of commitments to fund newbuilding and other construction contract costs as at December 31, 2019 are as follows:

	Total	2020	2021	2022
	$	$	$	$
Consolidated LNG carriers (i)	49,652	11,979	22,382	15,291
Bahrain LNG Joint Venture (ii)	11,351	11,351	—	—
	61,003	23,330	22,382	15,291

(i)
In June 2019, Teekay LNG entered into an agreement with a contractor to supply equipment on certain of its LNG carriers in 2021 and 2022, for an estimated installed cost of approximately $60.6 million. As at December 31, 2019, the estimated remaining cost of this installation is $49.7 million.

(ii)
Teekay LNG has a 30% ownership interest in the Bahrain LNG Joint Venture which has an LNG receiving and regasification terminal in Bahrain. The Bahrain LNG Joint Venture has secured undrawn debt financing of $34 million, of which $10 million relates to Teekay LNG's proportionate share of the commitments included in the table above.